NET LOSS PER SHARE - Summary of earnings per share, basic and diluted (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Schedule Of Earnings Per Share Basic And Diluted [Line Items]
Net loss	$ (3,923,219)	$ (3,895,551)	$ (2,287,794)	$ (1,927,665)	$ (2,452,240)	$ (2,359,503)	$ (10,106,564)	$ (6,739,408)	$ (9,383,975)	$ (11,024,537)
Dividends on preferred stock	(803,762)			(715,565)			(2,384,683)	(2,123,361)	(2,856,048)	(2,106,053)
Net loss available to common shareholders used in basic EPS	(4,726,981)			(2,643,230)			(12,491,247)	(8,862,769)	(12,240,023)	(13,130,590)
Net loss available to common shareholders used in diluted EPS	$ (4,726,981)			$ (2,643,230)			$ (12,491,247)	$ (8,862,769)	$ (12,240,023)	$ (13,130,590)
Weighted average number of common shares used in basic EPS	10,744,338			9,997,421			10,518,296	9,965,351	9,973,846	9,928,478
Weighted average number of common shares used in diluted EPS	10,744,338			9,997,421			10,518,296	9,965,351	9,973,846	9,928,478
Net loss per common share – basic	$ (0.44)			$ (0.26)			$ (1.19)	$ (0.89)	$ (1.23)	$ (1.32)
Net Loss per common share – diluted	$ (0.44)			$ (0.26)			$ (1.19)	$ (0.89)	$ (1.23)	$ (1.32)